Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
5. Property and Equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,	December 31,
	2021	2020
Lab equipment	$30	$30
Computer and office equipment	127	133
Furniture and fixtures	64	64
Construction in process	74	—

	295	227
Less accumulated depreciation and amortization	(204)	(193)

	$91	$34

The Company recorded depreciation and amortization expense of $24,000 and $0.2 million for the years ended December 31, 2021 and 2020, respectively.